Income taxes	12 Months Ended
Mar. 31, 2018
Income taxes

21. Income taxes

Income tax expense is comprised of the following:

	Years ended March 31,
	2016		2017		2018		2018
	(In millions)
Current tax expense	Rs.	68,947.3	Rs.	84,273.5	Rs.	108,676.0	US$	1,669.1
Deferred tax (benefit) expense		(1,410.4)		(5,048.6)		(10,403.5)		(159.8)

Income tax expense	Rs.	67,536.9	Rs.	79,224.9	Rs.	98,272.5	US$	1,509.3

Income before income tax expense and income tax expense are substantially all from India

The following is the reconciliation of income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Years ended March 31,
	2016		2017		2018		2018
	(In millions)
Income before income tax expense	Rs.	185,586.8	Rs.	219,965.5	Rs.	277,106.4	US$	4,255.9
Statutory income tax rate		34.61%		34.61%		34.61%		34.61%
Expected income tax expense		64,227.9		76,125.7		95,901.0		1,473.0
Adjustments to reconcile expected income tax to actual tax expense

Nondeductible stock-based compensation		4,358.5		2,839.0		2,282.3		35.1
Income exempt from taxes		(1,140.5)		(997.2)		(524.8)		(8.1)
Effect of change in statutory tax rate		(274.3)		—		(209.2)		(3.2)
Other, net		365.3		1,257.4		823.2		12.5

Income tax expense	Rs.	67,536.9	Rs.	79,224.9	Rs.	98,272.5	US$	1,509.3

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2017		2018		2018
	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.	19,491.1	Rs.	30,732.5	US$	472.0
Unrealized loss on securities available for sale		—		2,491.2		38.3
Investments, others		265.2		—		—
Derivatives		633.2		309.8		4.8
Employee benefits		1,666.7		1,905.5		29.3
Others		3,453.0		4,718.5		72.4

Deferred tax asset		25,509.2		40,157.5		616.8

Taxable temporary differences:
Property and equipment		1,196.1		434.0		6.7
Loan origination cost		2,883.5		4,957.9		76.1
Investments, others		—		479.2		7.4
Unrealized gain on securities available for sale		13,367.7		—		—
Intangible assets		0.7		0.3		—

Deferred tax liability		17,448.0		5,871.4		90.2

Net deferred tax asset (liability)	Rs.	8,061.2	Rs.	34,286.1	US$	526.6

Management believes that the realization of the recognized deferred tax assets is more likely than not and the realization is predominantly based on expectations as to future pretax income.

The total unrecognized tax benefit as on March 31, 2017 and March 31, 2018 is Rs. 648.3 million and Rs. 648.3 million, respectively. The major income tax jurisdiction for the Bank is India. The open tax years (first assessment by the tax authorities) is pending from fiscal 2015 onwards. However, appeals filed by the Bank are pending with various local tax authorities in India for earlier tax years.

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Year ended March 31,
	2017		2018		2018
	(In millions)
Opening balance	Rs.	648.3	Rs.	648.3	US$	10.0
Increase/(decrease) related to prior year tax positions		—		—		—

Closing balance	Rs.	648.3	Rs.	648.3	US$	10.0

The Bank’s total unrecognized tax benefits, if recognized, would reduce the income tax expense by Rs. 648.3 million as of March 31, 2018 and thereby would affect the Bank’s effective tax rate.

Significant changes in the amount of unrecognized tax benefits within the next 12 months cannot be reasonably estimated as the changes would depend upon the progress of tax examinations with various tax authorities.

The Bank’s policy is to include interest and penalties related to unrecognized tax benefits within income taxes.